Revenue and Receivables from Contracts with Customers - Additional Information (Details 1) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
$ in Millions
Dec. 31, 2021 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of transaction price allocated to performance obligations yet to be satisfied	$ 6.4
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months